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[BISYS LOGO]                                                   LEGAL SERVICES






HEPSEN UZCAN, ESQ.
    Direct Dial: (617) 557-3430
     hepsen.uzcan@bisys.com


February 6, 2002



VIA EDGAR
---------

U.S. Securities and Exchange Commission
450 Fifth Street
Washington, D.C. 20549

RE:      ALPINE EQUITY TRUST
         FILE NOS.:  33-25378/811-05684
         ------------------------------

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Alpine Equity Trust (the "Trust") pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive prospectus information relating to Alpine Equity Trust, dated February 1, 2002, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, does not differ from the version that was contained in the Trust's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) under the Act on January 29, 2002.

If you have any questions regarding the above, please contact me at (617) 557-3430. Thank you.

Sincerely,


Hepsen Uzcan
Assistant Counsel
BISYS Fund Services Ohio, Inc.
Administrator to the Trust

cc:      Ken Gerstein, Esq.
         Donna Schaeffer, Esq.
         Schulte, Roth & Zabel, LLP